ACCRUED EXPENSES AND OTHER LIABILITIES	12 Months Ended
Dec. 31, 2016
Payables and Accruals [Abstract]
ACCRUED EXPENSES AND OTHER LIABILITIES
NOTE 9:	ACCRUED EXPENSES AND OTHER LIABILITIES

	December 31,
	2015	2016

Government authorities	$3,419	$5,009
Accrued royalties to the IIA (Note 10a)	251	259
Accrued expenses	11,223	8,638

	$14,893	$13,906